Fair Value Measurements (Tables)	6 Months Ended
Jun. 30, 2017
Fair Value Disclosures [Abstract]
Fair value of financial instruments

	June 30, 2017		December 31, 2016
	Book Value	Fair Value	Book Value	Fair Value
Cash and cash equivalents	$35,777	$35,777	$52,791	$52,791
Restricted cash	$10,000	$10,000	$—	$—
Long-term debt	$198,044	$200,649	$198,583	$198,139
Due from related parties, current	$8,804	$8,804	$4,864	$4,864
Due from related parties, non-current	$2,565	$2,565	$—	$—

Fair value measurements on a nonrecurring basis

Fair Value Measurements at June 30, 2017 Using
	Total	Level I	Level II	Level III
Cash and cash equivalents	$35,777	$35,777	$—	$—
Restricted cash	$10,000	$10,000	$—	$—
Long-term debt	$200,649	$—	$200,649	$—
Due from related parties, current	$8,804	$8,804	$—	$—
Due from related parties, non-current	$2,565	$—	$2,565	$—

Fair Value Measurements at December 31, 2016 Using
	Total	Level I	Level II	Level III
Cash and cash equivalents	$52,791	$52,791	$—	$—
Long-term debt	$198,139	$—	$198,139	$—
Due from related parties, current	$4,864	$4,864	$—	$—
Due from related parties, non-current	$—	$—	$—	$—